Consolidated Statements of Changes in Equity $ in Thousands, $ in Millions	Paid-in capital CLP ($)	Other reserves CLP ($)	Reserves from earnings CLP ($)	Unrealized gains (losses) on financial assets at FV through OCI CLP ($)	Cash flow hedge adjustment CLP ($)	Retained earnings from previous periods CLP ($)	Income for the year CLP ($)	Provision for minimum dividends CLP ($)	Attributable to equity holders of the parent CLP ($)	Non-controlling interest CLP ($)	Cumulative translation adjustment CLP ($)	CLP ($)	USD ($)
Balance at Dec. 31, 2017	$ 2,271,401	$ 99,093	$ 710,464	$ 13,770	$ (9,394)	$ (1,989)	$ 572,080	$ (172,804)	$ 3,482,621	$ 1		$ 3,482,622
Retention of earnings	147,432						(147,432)
Other retention (release) earnings			50,569				(50,569)
Dividends distributions and paid							(374,079)	172,804	(201,275)	(1)		(201,276)
Defined benefit plans adjustment		(92)							(92)			(92)
Valuation adjustment on financial assets at FV through OCI (net)				(10,121)					(10,121)			(10,121)
Cash flow hedge adjustment, net					(22,589)				(22,589)			(22,589)
Income for the year							603,633		603,633	1		603,634
Provision for minimum dividends								(178,462)	(178,462)			(178,462)
Balance at Dec. 31, 2018	2,418,833	99,001	761,033	3,649	(31,983)	(1,989)	603,633	(178,462)	3,673,715	1		3,673,716
Restated balances	2,418,833	99,001	761,033	3,649	(31,983)	(1,989)	603,633	(178,462)	3,673,715	1		3,673,716
Retention of earnings						152,705	(152,705)
Other retention (release) earnings			94,617				(94,617)
Dividends distributions and paid							(356,311)	178,462	(177,849)	(1)		(177,850)
Defined benefit plans adjustment		(181)							(181)			(181)
Valuation adjustment on financial assets at FV through OCI (net)				11,641					11,641			11,641
Cash flow hedge adjustment, net					(27,408)				(27,408)			(27,408)
Income for the year							603,744		603,744	1		603,745
Provision for minimum dividends								(177,902)	(177,902)			(177,902)
Balance at Dec. 31, 2019	2,418,833	98,820	855,650	15,290	(59,391)	150,716	603,744	(177,902)	3,905,760	1		3,905,761
Restated balances	2,418,833	98,820	855,650	15,290	(59,391)	150,716	603,744	(177,902)	3,905,760	1		3,905,761
Retention of earnings						242,470	(242,470)
Other retention (release) earnings			10,736				(10,736)
Dividends distributions and paid							(350,538)	177,902	(172,636)	(1)		(172,637)
Defined benefit plans adjustment		(66)							(66)			(66)
Valuation adjustment on financial assets at FV through OCI (net)				(6,236)					(6,236)			(6,236)
Cash flow hedge adjustment, net					7,561				7,561			7,561
Income for the year							401,629		401,629	1		401,630
Provision for minimum dividends								(138,932)	(138,932)			(138,932)
Balance at Dec. 31, 2020	$ 2,418,833	$ 98,754	$ 866,386	$ 9,054	$ (51,830)	$ 393,186	$ 401,629	$ (138,932)	$ 3,997,080	$ 1		$ 3,997,081	$ 5,614,666